Document and Entity Information	12 Months Ended
Dec. 10, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Dec. 13, 2012
Registrant Name	PROSHARES TRUST
Central Index Key	0001174610
Amendment Flag	false
Document Creation Date	Dec. 13, 2012
Document Effective Date	Dec. 13, 2012
Prospectus Date	Dec. 10, 2012